Concentration of Risks (Tables)	6 Months Ended
Dec. 31, 2024
Concentration of Risks [Abstract]
Schedule of Customer and Supplier Concentration

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue:

	For the six months ended December 31,
	2024		2023
	Amount	%	Amount	%
	USD		USD
Customer A	905,849	87%	*	*

*	represent percentage less than 10%

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total account receivables:

	As of
	December 31, 2024		June 30, 2024
	Amount	%	Amount	%
	USD		USD
Customer B	-	-%	23,030	48%
Customer C	-	-%	21,345	45%
Customer D	76,697	10%	-	-%

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total contract liabilities:

As of
	December 31, 2024		June 30, 2024
	Amount	%	Amount	%
	USD		USD
Customer A	-	-%	7,626,219	94%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total purchases:

	For the six months ended December 31,
	2024		2023
	Amount	%	Amount	%
	USD		USD
Supplier I	-	%	325,538	14%
Supplier J	-	%	238,337	10%
Supplier K	49,982	30%	-	-%
Supplier E	28,771	17%	-	-%
Supplier L	28,118	17%	-	-%
Supplier H	16,383	10%	-	-%

*	represent percentage less than 10%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total account payables:

	As of
	December 31, 2024		June 30, 2024
	Amount	%	Amount	%
	USD		USD
Supplier A	-	-%	176,383	41%
Supplier B	-	-%	105,266	24%
Supplier C	-	-%	84,214	20%
Supplier D	-	-%	56,676	13%
Supplier E	31,965	40%	-	-%
Supplier F	12,685	16%	-	-%
Supplier G	15,441	19%	-	-%
Supplier H	18,202	23%	-	-%

*	represent percentage less than 10%